UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [X] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO        October 19, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         45
Form 13F Information Table Value Total:   $157,821
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                      TITLE
                                       OF              VALUE   SHRS OR           INVESTMENT         VOTING AUTHORITY
NAME OF ISSUER                        CLASS   CUSIP   (X$1000) PRN AMT  SH/ PRN  DISCRETION   SOLE   SHARED   NONE
EXXON MOBIL CORPORATION              COM    30231G102    8,083  117,812   SH        SOLE                     117,812
BHP BILLITON LTD - SPON ADR          ADR    088606108    7,670  116,200   SH        SOLE                     116,200
UNION PACIFIC CORPORATION            COM    907818108    7,002  120,000   SH        SOLE                     120,000
CATERPILLAR TRACTOR CO               COM    149123101    6,160  120,000   SH        SOLE                     120,000
BERKSHIRE HATHAWAY                   COM    084670108    6,060       60   SH        SOLE                          60
INTERNATIONAL BUSINESS MACHINE       COM    459200101    6,016   50,300   SH        SOLE                      50,300
WAL-MART STORES                      COM    931142103    5,951  121,224   SH        SOLE                     121,224
PEPSICO INCORPORATED                 COM    713448108    5,866  100,000   SH        SOLE                     100,000
SCHLUMBERGER LTD                     COM    806857108    5,066   85,000   SH        SOLE                      85,000
INTEL CORP                           COM    458140100    4,806  245,600   SH        SOLE                     245,600
ABBOTT LABS                          COM    002824100    4,596   92,900   SH        SOLE                      92,900
EMERSON ELECTRIC CO                  COM    291011104    4,349  108,500   SH        SOLE                     108,500
PROCTER & GAMBLE CO                  COM    742718109    4,170   72,000   SH        SOLE                      72,000
ORACLE CORP                          COM    68389X105    4,168  200,000   SH        SOLE                     200,000
CISCO SYSTEMS INC                    COM    17275R102    4,021  170,800   SH        SOLE                     170,800
COVIDIEN LTD                         COM    G2554F105    3,911   90,400   SH        SOLE                      90,400
KIMBERLY CLARK CORPORATION           COM    494368103    3,810   64,600   SH        SOLE                      64,600
3M COMPANY                           COM    88579Y101    3,690   50,000   SH        SOLE                      50,000
ROYAL DUTCH SHELL PLC - ADR A        ADR    780259206    3,603   63,000   SH        SOLE                      63,000
MEDCO HEALTH SOLUTIONS INC           COM    58405U102    3,540   64,000   SH        SOLE                      64,000
BP P.L.C.                            ADR    055622104    3,411   64,082   SH        SOLE                      64,082
MICROSOFT CORP.                      COM    594918104    3,086  120,000   SH        SOLE                     120,000
HOSPIRA INC                          COM    441060100    3,033   68,000   SH        SOLE                      68,000
GENERAL ELECTRIC COMPANY             COM    369604103    2,956  180,000   SH        SOLE                     180,000
TARGET CORP                          COM    87612E106    2,941   63,000   SH        SOLE                      63,000
AMETEK INC                           COM    031100100    2,905   83,200   SH        SOLE                      83,200
ENBRIDGE INC.                        COM    29250N105    2,871   74,000   SH        SOLE                      74,000
ILLINOIS TOOL WORKS                  COM    452308109    2,819   66,000   SH        SOLE                      66,000
AMERICAN EXPRESS COMPANY             COM    025816109    2,780   82,000   SH        SOLE                      82,000
AMERIPRISE FINANCIAL INC             COM    03076C106    2,616   72,000   SH        SOLE                      72,000
COCA-COLA COMPANY                    COM    191216100    2,513   46,800   SH        SOLE                      46,800
ENBRIDGE ENERGY MANAGEMENT LLC       COM    29250X103    2,430   53,884   SH        SOLE                      53,884
KOHL'S CORP                          COM    500255104    2,282   40,000   SH        SOLE                      40,000
LOWE'S CORP                          COM    548661107    2,178  104,000   SH        SOLE                     104,000
HSBC HOLDINGS PLC-SPONS ADR          ADR    404280406    2,122   37,000   SH        SOLE                      37,000
WALGREENS                            COM    931422109    1,986   53,000   SH        SOLE                      53,000
GLAXOSMITHKLINE PLC                  ADR    37733W105    1,976   50,000   SH        SOLE                      50,000
PRAXAIR INC                          COM    74005P104    1,879   23,000   SH        SOLE                      23,000
MERCK & CO.                          COM    589331107    1,582   50,000   SH        SOLE                      50,000
BRISTOL-MYERS SQUIBB CO              COM    110122108    1,441   64,000   SH        SOLE                      64,000
JM SMUCKER CO                        COM    832696405    1,426   26,900   SH        SOLE                      26,900
DEVRY INC                            COM    251893103    1,145   20,700   SH        SOLE                      20,700
BANK OF AMERICA CORP                 COM    060505104    1,119   66,118   SH        SOLE                      66,118
WEATHERFORD INTERNATIONAL            COM    H27013103    1,020   49,200   SH        SOLE                      49,200
ELECTRONIC ARTS INC                  COM    285512109      770   40,400   SH        SOLE                      40,400

GRAND TOTALS                                           157,821 3,649,680


